STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Preferred Stock Series B - E	Additional Paid-In Capital	Accumulated Deficit	Preferred Stock Series A [Member]
Balance, amount at Dec. 31, 2019	$ (160,927)	$ 11,202	$ 767	$ 6,563,782	$ (6,736,678)	$ 1
Balance, shares at Dec. 31, 2019		11,201,785	766,668			1,000
Dividends to preferred stock holders	(49,607)				(49,607)
Shares issued for cash received, shares			3,866,668
Shares issued for cash received, amount	365,000		$ 3,867	361,133
Shares issued for settlement of notes payable, shares		226,164
Shares issued for settlement of notes payable, amount	3,392	$ 226		3,166
Shares issued for services, shares		200,000
Shares issued for services, amount	83,980	$ 200		83,780
Common stock warrant issued for services	440,695			440,695
Net income (loss)	(477,678)				(477,678)
Balance, shares at Dec. 31, 2020		11,627,949	4,633,336			1,000
Balance, amount at Dec. 31, 2020	204,855	$ 11,628	$ 4,634	7,452,555	(7,263,963)	$ 1
Dividends to preferred stock holders	(22,069)				(22,069)
Shares issued for cash received, shares			480,000
Shares issued for cash received, amount	960,000		$ 480	959,520
Net income (loss)	10,423				10,423
Balance, shares at Mar. 31, 2021		11,627,949	5,113,336			1,000
Balance, amount at Mar. 31, 2021	1,153,209	$ 11,628	$ 5,114	8,412,075	(7,275,609)	$ 1
Balance, amount at Dec. 31, 2020	204,855	$ 11,628	$ 4,634	7,452,555	(7,263,963)	$ 1
Balance, shares at Dec. 31, 2020		11,627,949	4,633,336			1,000
Dividends to preferred stock holders	(99,443)				(99,443)
Shares issued for cash received, shares			480,000
Shares issued for cash received, amount	960,000		$ 480	959,520
Shares issued for settlement of notes payable, shares		690,000
Shares issued for settlement of notes payable, amount	7,590	$ 690		6,900
Shares issued for services, shares		197,347
Shares issued for services, amount	412,455	$ 197		412,258
Net income (loss)	(338,904)				(338,904)
Conversion of preferred shares to common shares, amount		$ 1,334	$ (1,334)
Conversion of preferred shares to common shares, shares		1,333,334	(1,333,334)
Balance, shares at Dec. 31, 2021		13,848,630	3,780,002			1,000
Balance, amount at Dec. 31, 2021	1,146,552	$ 13,849	$ 3,780	8,831,233	(7,702,310)	$ 1
Dividends to preferred stock holders	(25,125)				(25,125)
Net income (loss)	(191,049)				(191,049)
Balance, shares at Mar. 31, 2022		13,848,630	3,780,002			1,000
Balance, amount at Mar. 31, 2022	$ 930,378	$ 13,849	$ 3,780	$ 8,831,233	$ (7,918,484)	$ 1